Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (29,017)	$ (17,269)
Adjustments to reconcile net loss to net cash provided by (used by) operating activities:
Provision for loan losses	25,271	23,084
Decrease (increase) on deferred income tax	4,862	(2,909)
Depreciation expense	1,015	1,050
Stock compensation expense		12
Premium amortization less discount accretion	(228)	990
Amortization of net deferred loan costs	25	28
Gain on sale of securities available-for-sale	(2,952)	(206)
Loss on sale of other real estate owned	551	564
Writedowns of other real estate owned	2,243	2,901
Loss on sale of other assets	1	33
Gain on disposal of premises and equipment		(19)
Origination in loans held for sale	(26,183)	(50,945)
Sale or paydowns of loans held for sale	25,688	37,476
Decrease (increase) in interest receivable	1,700	(356)
Decrease in interest payable	(237)	(192)
Decrease in other assets	5,059	47
Income (net of mortality costs) on cash value of life insurance	(389)	(404)
Decrease in other liabilities	(329)	(572)
Net cash provided by (used by) operating activities	7,080	(6,687)
Cash flows from investing activities:
Purchases of securities available-for-sale	(52,260)	(206,303)
Maturities of securities available-for-sale	36,385	90,051
Proceeds from sales of securities available-for-sale	181,407	18,676
Net decrease in loans to customers	48,527	26,488
Purchase of premises, furniture and equipment	(140)	(311)
Proceeds from sale of premises, furniture and equipment		43
Proceeds from sale of other real estate owned	10,472	4,556
Sales of nonmarketable equity securities	2,101	639
Net cash provided by (used by) investing activities	226,492	(66,161)
Cash flows from financing activities:
Net (decrease) increase in demand deposits, interest-bearing transaction accounts and savings accounts	(69,757)	52,186
Net decrease in time deposits	(68,351)	(1,517)
Issuance of subordinated debentures		12,062
Net decrease in FHLB borrowings	(82,200)	(14,600)
Dividend paid on preferred stock		(645)
Net increase (decrease) in repurchase agreements	846	(1,385)
Net cash (used by) provided by financing activities	(219,462)	46,101
Net increase (decrease) in cash and cash equivalents	14,110	(26,747)
Cash and cash equivalents, beginning of year	19,562	46,309
Cash and cash equivalents, end of year	$ 33,672	$ 19,562